INCOME TAXES (Details) - USD ($) $ in Billions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective tax rate	37.30%	61.40%	28.40%	44.70%
Deferred tax assets, valuation allowance					$ 0.7